Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 15, 2011
Registrant Name	dei_EntityRegistrantName	HARTFORD SERIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001053425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 15, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 15, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

HARTFORD TOTAL RETURN BOND HLS FUND (Prospectus Summary): | HARTFORD TOTAL RETURN BOND HLS FUND
HARTFORD TOTAL RETURN BOND HLS FUND

SUPPLEMENT

DATED DECEMBER 15, 2011 TO

HARTFORD TOTAL RETURN BOND HLS FUND

(A SERIES OF HARTFORD SERIES FUND, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 1, 2011, AS LAST AMENDED NOVEMBER 23, 2011

Effective March, 2012, Wellington Management Company, LLP (“Wellington Management”) will serve as the sub-adviser for Hartford Total Return Bond HLS Fund (the “Fund”) and Hartford Investment Management Company will no longer serve as the sub-adviser for the Fund.  Accordingly, effective the same date, the above referenced Prospectus and Summary Prospectus will be revised as follows:

1.             Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES —

PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management will be replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.             The following will replace (a) the sentence immediately preceding the last sentence of the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the sentence immediately preceding the last sentence of the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus:

Additionally, the Fund may invest up to 40% of its total assets in debt securities of foreign issuers, including from emerging markets, and up to 20% of its total assets in non-dollar securities.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011
HARTFORD TOTAL RETURN BOND HLS FUND (Prospectus Summary): | HARTFORD TOTAL RETURN BOND HLS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HARTFORD TOTAL RETURN BOND HLS FUND
Supplement Text	ck0001053425_SupplementTextBlock

SUPPLEMENT

DATED DECEMBER 15, 2011 TO

HARTFORD TOTAL RETURN BOND HLS FUND

(A SERIES OF HARTFORD SERIES FUND, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED MAY 1, 2011, AS LAST AMENDED NOVEMBER 23, 2011

Effective March, 2012, Wellington Management Company, LLP (“Wellington Management”) will serve as the sub-adviser for Hartford Total Return Bond HLS Fund (the “Fund”) and Hartford Investment Management Company will no longer serve as the sub-adviser for the Fund.  Accordingly, effective the same date, the above referenced Prospectus and Summary Prospectus will be revised as follows:

1.             Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES —

PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management will be replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.             The following will replace (a) the sentence immediately preceding the last sentence of the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the sentence immediately preceding the last sentence of the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus:

Additionally, the Fund may invest up to 40% of its total assets in debt securities of foreign issuers, including from emerging markets, and up to 20% of its total assets in non-dollar securities.

HARTFORD TOTAL RETURN BOND HLS FUND | IA
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HIABX
HARTFORD TOTAL RETURN BOND HLS FUND | IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBNBX